Supplemental Disclosures of Cash Flow - Summary of cash paid for interest (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
To a financial institution	$ 369,487	$ 446,922
To a related party		15,123
Total	$ 369,487	$ 462,045